Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	$ 38,340	$ 62,198	$ 47,926
Research and development	50,675	77,956	71,558
General and administrative	51,429	49,275	33,577
Total operating expenses	194,376	193,112	153,061
Other income	636	1,039	2,446
Exchange (loss) gain on offshore bank accounts	(2,277)	1,476	(1,769)
Interest income	12,677	12,778	20,029
Realized gain on short-term investments	139,265	56,022	4,317
Impairment of short-term investments		(2,098)
Earnings (loss) in equity method investments, net of tax	49,015	20,317	(7,471)
Gain on diaposal of equity method investments	56,993
Gain (loss) on deconsolidation of the subsidiaries	489	132,665
Net income (loss)	60,078	63,641	(75,053)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(5,039)	4,805	1,289
Net unrealized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	13,223	183,932	32,374
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	(175,191)	(55,768)	(1,283)
Transfer to statements of operations as a result of other-than-temporary impairment of short-term investments, net of tax of $nil		2,098
Other comprehensive (loss) income	(167,007)	135,067	32,380
Parent Company [Member]
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	625	398	562
Research and development	1,342	697	1,855
General and administrative	24,964	14,820	13,376
Total operating expenses	26,931	15,915	15,793
Other income	332	574	389
Exchange (loss) gain on offshore bank accounts	(2,314)	1,386
Interest income	7,059	12,508	19,925
Realized gain on short-term investments	167,225	56,727	4,317
Impairment of short-term investments		(2,098)
Earnings (loss) in equity method investments, net of tax	4,835	23,070	(4,784)
Gain on diaposal of equity method investments	60,116
Gain (loss) on deconsolidation of the subsidiaries		132,821
Equity in loss of subsidiaries and variable interest entities	(149,862)	(145,340)	(79,080)
Net income (loss)	60,460	63,733	(75,026)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(5,039)	4,805	1,289
Net unrealized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	13,223	183,932	32,374
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	(175,191)	(55,768)	(1,283)
Transfer to statements of operations as a result of other-than-temporary impairment of short-term investments, net of tax of $nil		2,098
Other comprehensive (loss) income	$ (167,007)	$ 135,067	$ 32,380